Redeemable Non-Controlling Interests (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 13, 2022 CNY (¥)	Nov. 30, 2017 CNY (¥)
Redeemable Non-Controlling Interests [Line Items]
Preferred shares percentage				22.8395%
Cash (in Yuan Renminbi)				¥ 200,000,000	¥ 90,000
Account receivable (in Yuan Renminbi) | $	$ 23,305,855		$ 28,992,149
Profits commitment percentage	65.00%
Sunrise Guizhou [Member]
Redeemable Non-Controlling Interests [Line Items]
Account receivable (in Yuan Renminbi)		¥ 200,000,000
New Kinect Partnership [Member]
Redeemable Non-Controlling Interests [Line Items]
Investment percentage	100.00%	100.00%